Label	Element	Value
Invesco 1-30 Laddered Treasury ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
INVESCO EXCHANGE-TRADED FUND TRUST II
SUPPLEMENT DATED JUNE 22, 2023 TO THE PROSPECTUSES AND
STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 16, 2022,
AS PREVIOUSLY SUPPLEMENTED, OF:
Invesco 1-30 Laddered Treasury ETF (PLW)
(the “Fund”)
IMPORTANT NOTICE REGARDING CHANGES IN THE NAME, TICKER SYMBOL, INVESTMENT OBJECTIVE, UNDERLYING INDEX, INDEX PROVIDER, PRINCIPAL INVESTMENT STRATEGY
AND ADVISORY FEE OF THE FUND
At a meeting held on June 22, 2023, the Board of Trustees of the Invesco Exchange-Traded Fund Trust II approved changes to the name, ticker symbol, investment objective, underlying index, index provider, principal investment strategy and advisory fee of the Fund. These changes, summarized below, will be effective after the close of markets on August 25, 2023, except that the advisory fee reduction will be effective on June 26, 2023.
1.) Name and Ticker Symbol Change. The Fund’s name will change to Invesco Equal Weight 0-30 Year Treasury ETF, and its ticker symbol will change to GOVI.

Risk/Return [Heading]	rr_RiskReturnHeading	Invesco 1-30 Laddered Treasury ETF
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	3.) Investment Objective Change. The Fund’s new investment objective will be to seek to track the investment results (before fees and expenses) of the New Underlying Index.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
4.) Principal Investment Strategy Change. The Fund’s principal investment strategy will be to generally invest at least 80% of its total assets in the components of the New Underlying Index.
Please Retain This Supplement For Future Reference.